Business combinations - Schedule of Assets Acquired and Liabilities Assumed (Details) £ in Thousands	Jan. 31, 2018 GBP (£)	Dec. 23, 2017 GBP (£) shares	Jan. 31, 2017 GBP (£)
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	£ 2,478		£ 664
Discuva Limited
Consideration
Cash		£ 6,091
2,934,272 new Summit Therapeutics plc Ordinary Shares issued		£ 5,000
2,934,272 new Summit Therapeutics plc Ordinary Shares issued (in shares) | shares		2,934,272
Total consideration		£ 11,091
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		1,316
Property, plant and equipment		329
Intangible assets - option over non-financial assets		668
Intangible assets - bacterial genetics-based platform		10,670
Trade and other receivables		1,129
Trade and other payables		(1,555)
Assumed contingent liabilities	£ (1,466)	(1,466)
Deferred tax liabilities		(1,814)
Book and fair value of identifiable net assets		9,277
Goodwill		1,814
Total consideration		11,091
Book value | Discuva Limited
Consideration
Total consideration		1,887
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		1,316
Property, plant and equipment		329
Intangible assets - option over non-financial assets		668
Intangible assets - bacterial genetics-based platform		0
Trade and other receivables		1,129
Trade and other payables		(1,555)
Assumed contingent liabilities		0
Deferred tax liabilities		0
Book and fair value of identifiable net assets		1,887
Goodwill		0
Total consideration		1,887
Fair value adjustment | Discuva Limited
Consideration
Total consideration		9,204
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		0
Property, plant and equipment		0
Intangible assets - option over non-financial assets		0
Intangible assets - bacterial genetics-based platform		10,670
Trade and other receivables		0
Trade and other payables		0
Assumed contingent liabilities		(1,466)
Deferred tax liabilities		(1,814)
Book and fair value of identifiable net assets		7,390
Goodwill		1,814
Total consideration		£ 9,204